Supplemental Cash Flow Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2014
Supplemental Cash Flow Information (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	347,222
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.43
Warrant [Member]
Supplemental Cash Flow Information (Details) [Line Items]
Derivative Asset, Noncurrent	$ 99